Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 2,328,818		¥ 2,510,400	¥ 2,204,346
Less: sales tax and surcharges	(5,717)		(2,583)	(555)
Total net revenues	2,323,101	$ 336,818	2,507,817	2,203,791
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	2,202,955		2,430,956	2,173,075
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,087,413		1,636,256	1,904,957
Professional Certification Preparation, Professional Skills and Interest Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,115,542		794,700	268,118
Commissions
Disaggregation Of Revenue [Line Items]
Total revenues	46,271		50,465	19,985
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 79,592		¥ 28,979	¥ 11,286